Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	$ 328.7	$ 326.4
Unearned Premiums	2.3	2.5
Claims and Benefits Payable, Case Reserves	86.5	84.4
Claims and Benefits Payable, Incurred But Not Reported Reserves	7.0	5.3
Long Duration Contracts, Universal life and other products no longer offered
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.5	0.5
Unearned Premiums	0.0	0.0
Claims and Benefits Payable, Case Reserves	0.4	0.5
Claims and Benefits Payable, Incurred But Not Reported Reserves	0.0	0.0
Long Duration Contracts, Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	328.2	325.9
Unearned Premiums	2.3	2.4
Claims and Benefits Payable, Case Reserves	64.4	59.9
Claims and Benefits Payable, Incurred But Not Reported Reserves	6.8	4.7
Short Duration Contracts, Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.0	0.1
Claims and Benefits Payable, Case Reserves	21.7	24.0
Claims and Benefits Payable, Incurred But Not Reported Reserves	0.2	0.5
Short Duration Contracts, Credit life and disability
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.0	0.0
Claims and Benefits Payable, Case Reserves	0.0	0.0
Claims and Benefits Payable, Incurred But Not Reported Reserves	$ 0.0	$ 0.1